Statements of Changes in Shareholders' Equity In Millions, except Share data	Total USD ($)	Total INR	Equity share capital USD ($)	Equity share capital INR	Additional paid-in capital USD ($)	Additional paid-in capital INR	Retained earnings USD ($)	Retained earnings INR	Accumulated other comprehensive income / (loss) USD ($)	Accumulated other comprehensive income / (loss) INR	Total Tata Communications Limited shareholders' equity USD ($)	Total Tata Communications Limited shareholders' equity INR	Non- controlling interest USD ($)	Non- controlling interest INR	Comprehensive income / (loss) USD ($)
Beginning Balance at Mar. 31, 2009		52,517		2,850		15,770		34,021		(174)		52,467		50
Beginning Balance (in shares) at Mar. 31, 2009				285,000,000
Net income (loss)		(3,824)						(3,836)				(3,836)		12	(3,824)
Net unrealized (loss) gain on available-for-sale securities, net of realized gain and net of tax effect of Rs. 19 million in 2011 and 20 million in 2010		18								18		18			18
Foreign currency translation adjustment		587								586		586		1	587
Dividends paid		(1,288)						(1,283)				(1,283)		(5)
Effective portion of net (loss) gain on derivative instrument designated as cash flow hedge		20								20		20			20
Funded status on employee benefit plans net of tax effect of Rs. 150 million in 2012, 94 million in 2011, and 332 million in 2010		(711)								(711)		(711)			(711)
Comprehensive (loss) income															(3,910)
Comprehensive (loss) income attributable to equity shareholders															(3,923)
Comprehensive (loss) income attributable to non-controlling interest															13
Ending Balance at Mar. 31, 2010		47,319		2,850		15,770		28,902		(261)		47,261		58
Ending Balance (in shares) at Mar. 31, 2010				285,000,000
Net income (loss)		(8,082)						(8,095)				(8,095)		13	(8,082)
Net unrealized (loss) gain on available-for-sale securities, net of realized gain and net of tax effect of Rs. 19 million in 2011 and 20 million in 2010		(24)								(24)		(24)			(24)
Foreign currency translation adjustment		(228)								(227)		(227)		(1)	(228)
Dividends paid		(2)												(2)
Effective portion of net (loss) gain on derivative instrument designated as cash flow hedge		(31)								(31)		(31)			(31)
Funded status on employee benefit plans net of tax effect of Rs. 150 million in 2012, 94 million in 2011, and 332 million in 2010		227								227		227			227
Comprehensive (loss) income															(8,138)
Comprehensive (loss) income attributable to equity shareholders															(8,150)
Comprehensive (loss) income attributable to non-controlling interest															12
Ending Balance at Mar. 31, 2011		39,179		2,850		15,770		20,807		(316)		39,111		68
Ending Balance (in shares) at Mar. 31, 2011				285,000,000
Fair Value of Non Controlling Interest on acquisition		1,146												1,146
Issue of shares to Non Controlling Interest		4,556												4,556
Changes in ownership interest in subsidiary						(264)						(264)		264
Net income (loss)	(19)	(938)						3,312				3,312		(4,250)	(938)
Net realized gain on available-for-sale securities reclassified, net of tax effect of Rs. 1 million		(3)								(3)		(3)			(3)
Foreign currency translation adjustment		(4,184)								(3,959)		(3,959)		(225)	(4,184)
Dividends paid		(575)						(570)				(570)		(5)
Effective portion of net (loss) gain on derivative instrument designated as cash flow hedge		268								268		268			268
Funded status on employee benefit plans net of tax effect of Rs. 150 million in 2012, 94 million in 2011, and 332 million in 2010		(349)								(349)		(349)			(349)
Comprehensive (loss) income															(5,206)
Comprehensive (loss) income attributable to equity shareholders															(731)
Comprehensive (loss) income attributable to non-controlling interest															(4,475)
Ending Balance at Mar. 31, 2012	$ 769	39,100	$ 56	2,850	$ 305	15,506	$ 463	23,549	$ (86)	(4,359)	$ 738	37,546	$ 31	1,554	$ (102)
Ending Balance (in shares) at Mar. 31, 2012			285,000,000